Material accounting estimates and judgments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) cash-generatingUnits unit	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) unit	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Assets (liabilities)	$ 1,792,000
Group's market capitalization	$ 1,130,000
Discount rate used in current estimate of value in use	9.50%
Growth rate used to extrapolate cash flow projections	2.20%
Value in use of net assets, cash flow projections term	1 year
Number of cash-generating units | unit		29		30
Property, plant and equipment, net	$ 3,010,351		$ 1,548,589		$ 1,549,565
Uruguay
Disclosure of information for cash-generating units [line items]
Conversion number, farmland representing a cash-generating units | cash-generatingUnits		1
Argentina
Disclosure of information for cash-generating units [line items]
Conversion number, farmland representing a cash-generating units | cash-generatingUnits		1
Number of cash-generating units | unit		6		6
Argentina | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	15,600	$ 15,246		$ 16,455
Property, plant and equipment, net	148,200
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		2		2
Brazil | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	4,000	$ 4,106		$ 4,008
Property, plant and equipment, net	$ 773,200